Post retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Changes In Benefit Obligation, Fair Value Of Plan Assets, And Funded Status Recognized In The Consolidated Balance Sheets

The Company maintains a defined benefit plan for its Swiss employees. The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	Defined pension benefits
	2013	2014
Benefit obligation at January 1,	$—	$—
Service cost	—	(26)
Interest cost	—	(6)
Contributions by plan participants	—	(12)
Benefit payments	—	22
Benefit obligations of businesses acquired	—	(2,424)
Actuarial gain (loss)	—	(94)
Other	—	36
Exchange rate differences	—	66

Benefit obligation at December 31,	—	(2,438)

Fair value of plan assets at January 1,	—	—
Actual return on plan assets	—	10
Contributions by employer	—	22
Contributions by plan participants	—	12
Benefit payments	—	(22)
Plan assets of businesses acquired	—	1,562
Other	—	(1)
Exchange rate differences	—	(42)

Fair value of plan assets at December 31,	$—	$1,541

Funded status – underfunded (non-current)	—	(897)

Schedule Of Net Benefit Costs
Net periodic benefit cost consisted of the following:
	Defined pension benefits
	2012	2013	2014
Service cost	$—	$—	$26
Interest cost	—	—	6
Expected return on plan assets	—	—	(7)
Administration expenses	—	—	1

Net periodic benefit cost	$—	$—	$26

Weighted Average Assumptions Used To Determine Benefit Obligations

The following weighted-average assumptions were used to determine benefit obligations:

	Defined pension benefits
(in %)	2013	2014
Discount rate	—	1.25
Rate of compensation increase	—	2.00
Pension increase assumption	—	0.25

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost
The following weighted-average assumptions were used to determine the “Net periodic benefit cost”:

	Defined pension benefits
(in %)	2012	2013	2014
Discount rate	—	—	1.50
Expected long-term rate of return on plan assets	—	—	2.50
Rate of compensation increase	—	—	2.00

Schedule Of Weighted Average Asset Allocation Of Plan Assets

As of January 1, 2015, the Company transferred its plan assets of cash and cash equivalents of $1,541 to a new insurance company. Cash and cash equivalents are classified as a Level 1 fair value measurement as defined by ASC 820 Fair Value Measurements and Disclosures. The asset allocation of the new insurance company on a weighted-average basis will be as follows:

Target %
Asset Class
Equity	4
Fixed income	74
Real estate	17
Other	5

100

Defined Benefit Plan Expected Future Benefit Payments

The future expected benefit payments by the Company’s pension plan, which reflect expected future services, as appropriate as at December 31, 2014, are as follows:

Defined pension costs
2015	$88
2016	83
2017	78
2018	75
2019	72
Years 2020 -2024	320